Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,198,735.12

Principal:
Principal Collections	$16,716,283.78
Prepayments in Full	$7,292,186.18
Liquidation Proceeds	$288,874.62
Recoveries	$59,849.04
Sub Total	$24,357,193.62
Collections	$25,555,928.74

Purchase Amounts:
Purchase Amounts Related to Principal	$301,593.04
Purchase Amounts Related to Interest	$1,782.22
Sub Total	$303,375.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,859,304.00

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,859,304.00
Servicing Fee	$354,212.18	$354,212.18	$0.00	$0.00	$25,505,091.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,505,091.82
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,505,091.82
Interest - Class A-3 Notes	$164,335.54	$164,335.54	$0.00	$0.00	$25,340,756.28
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$25,203,593.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,203,593.28
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$25,125,860.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,125,860.36
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$25,069,034.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,069,034.36
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$24,996,686.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,996,686.44
Regular Principal Payment	$23,370,163.35	$23,370,163.35	$0.00	$0.00	$1,626,523.09
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,626,523.09
Residual Released to Depositor	$0.00	$1,626,523.09	$0.00	$0.00	$0.00
Total		$25,859,304.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,370,163.35
Total					$23,370,163.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,370,163.35	$46.33	$164,335.54	$0.33	$23,534,498.89	$46.66
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$23,370,163.35	$14.52	$508,405.38	$0.32	$23,878,568.73	$14.84

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$186,040,230.47	0.3688347	$162,670,067.12	0.3225021
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$402,040,230.47	0.2497299	$378,670,067.12	0.2352134

Pool Information
Weighted Average APR	3.299%	3.300%
Weighted Average Remaining Term	30.85	30.08
Number of Receivables Outstanding	34,404	33,320
Pool Balance	$425,054,619.79	$400,207,159.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$402,040,230.47	$378,670,067.12
Pool Factor	0.2539815	0.2391345

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$21,537,092.14
Targeted Overcollateralization Amount	$21,537,092.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,537,092.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		118	$248,522.91
(Recoveries)		128	$59,849.04
Net Loss for Current Collection Period			$188,673.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5327%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0459%
Second Prior Collection Period			0.6484%
Prior Collection Period			0.5604%
Current Collection Period			0.5487%
Four Month Average (Current and Prior Three Collection Periods)			0.7009%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,579	$11,349,922.45
(Cumulative Recoveries)			$1,300,735.00
Cumulative Net Loss for All Collection Periods			$10,049,187.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6005%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,478.69
Average Net Loss for Receivables that have experienced a Realized Loss			$2,194.62

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.79%	460	$7,151,859.84
61-90 Days Delinquent	0.20%	50	$814,637.96
91-120 Days Delinquent	0.07%	15	$264,252.15
Over 120 Days Delinquent	0.20%	48	$782,635.91
Total Delinquent Receivables	2.25%	573	$9,013,385.86

Repossession Inventory:
Repossessed in the Current Collection Period		17	$352,056.60
Total Repossessed Inventory		28	$614,030.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2572%
Prior Collection Period			0.2761%
Current Collection Period			0.3391%
Three Month Average			0.2908%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer